AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 104.2%
Options on ETF – 104.2%
SPDR S&P 500 ETF Trust	December 2024	$ 3.52	951	$334,752	$51,859,438
Total Options Purchased – Calls (Cost $47,379,629)				334,752	51,859,438
OPTION PURCHASED – PUTS(b) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	December 2024	475.26	951	45,197,226	384,280
Total Options Purchased – Puts (Cost $2,243,107)				45,197,226	384,280
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
JP Morgan Chase & Co., New York, 4.680%, 8/01/24(c)				$378,047	378,047
Total Short-Term Investments (Cost $378,047)					378,047
Total Investments – 105.8% (Cost $50,000,783)					52,621,765
Other assets less liabilities – (5.8)%					(2,851,678)
Net Assets – 100.0%					$49,770,087

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	951	$555.64	December 2024	$388,594	$52,841,364	$(2,229,230)
				$388,594	$52,841,364	$(2,229,230)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	951	$427.78	December 2024	$629,615	$40,681,878	$(187,823)
				$629,615	$40,681,878	$(187,823)
TOTAL OPTIONS WRITTEN				$1,018,209	$93,523,242	$(2,417,053)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$51,859,438	$ —	$51,859,438
Option Purchased - Puts	—	384,280	—	384,280
Short-Term Investments
Time Deposits	378,047	—	—	378,047
Total Assets	$378,047	$52,243,718	$—	$52,621,765
Liabilities
Call Options Written	$—	$(2,229,230)	$—	$(2,229,230)
Put Options Written	—	(187,823)	—	(187,823)
Total Liabilities	$—	$(2,417,053)	$—	$(2,417,053)

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 107.3%
Options on ETF – 107.3%
SPDR S&P 500 ETF Trust	December 2024	$ 3.56	4,326	$1,540,056	$235,886,267
Total Options Purchased – Calls (Cost $217,747,951)				1,540,056	235,886,267
OPTION PURCHASED – PUTS(b) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	December 2024	475.36	4,326	205,640,736	1,750,949
Total Options Purchased – Puts (Cost $10,316,785)				205,640,736	1,750,949
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Australia & New Zealand Banking Group Ltd., London, 4.680%, 8/01/24(c)				$1,389,446	1,389,446
Total Short-Term Investments (Cost $1,389,446)					1,389,446
Total Investments – 108.7% (Cost $229,454,182)					239,026,662
Other assets less liabilities – (8.7)%					(19,287,652)
Net Assets – 100.0%					$219,739,010

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,326	$531.92	December 2024	$4,017,338	$230,108,592	$(17,314,599)
				$4,017,338	$230,108,592	$(17,314,599)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,326	$380.25	December 2024	$1,400,003	$164,496,150	$(461,671)
				$1,400,003	$164,496,150	$(461,671)
TOTAL OPTIONS WRITTEN				$5,417,341	$394,604,742	$(17,776,270)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment
(e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$235,886,267	$ —	$235,886,267
Option Purchased - Puts	—	1,750,949	—	1,750,949
Short-Term Investments
Time Deposits	1,389,446	—	—	1,389,446
Total Assets	$1,389,446	$237,637,216	$—	$239,026,662
Liabilities
Call Options Written	$—	$(17,314,599)	$—	$(17,314,599)
Put Options Written	—	(461,671)	—	(461,671)
Total Liabilities	$—	$(17,776,270)	$—	$(17,776,270)

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 103.6%
Options on ETF – 103.6%
SPDR S&P 500 ETF Trust	January 2025	$ 3.57	519	$185,283	$28,315,727
Total Options Purchased – Calls (Cost $25,481,384)				185,283	28,315,727
OPTION PURCHASED – PUTS(b) – 1.0%
Options on ETF – 1.0%
SPDR S&P 500 ETF Trust	January 2025	482.83	519	25,058,877	282,180
Total Options Purchased – Puts (Cost $1,125,633)				25,058,877	282,180
				Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
DBS Bank Ltd., Singapore, 4.680%, 8/01/24(c)				$283,139	283,139
Total Short-Term Investments (Cost $283,139)					283,139
Total Investments – 105.6% (Cost $26,890,156)					28,881,046
Other assets less liabilities – (5.6)%					(1,538,404)
Net Assets – 100.0%					$27,342,642

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	519	$564.97	January 2025	$255,945	$29,321,943	$(1,115,824)
				$255,945	$29,321,943	$(1,115,824)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	519	$434.59	January 2025	$453,440	$22,555,221	$(140,530)
				$453,440	$22,555,221	$(140,530)
TOTAL OPTIONS WRITTEN				$709,385	$51,877,164	$(1,256,354)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment
(e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$28,315,727	$ —	$28,315,727
Option Purchased - Puts	—	282,180	—	282,180
Short-Term Investments
Time Deposits	283,139	—	—	283,139
Total Assets	$283,139	$28,597,907	$—	$28,881,046
Liabilities
Call Options Written	$—	$(1,115,824)	$—	$(1,115,824)
Put Options Written	—	(140,530)	—	(140,530)
Total Liabilities	$—	$(1,256,354)	$—	$(1,256,354)

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 106.6%
Options on ETF – 106.6%
SPDR S&P 500 ETF Trust	January 2025	$ 3.62	1,444	$522,728	$78,775,066
Total Options Purchased – Calls (Cost $71,262,944)				522,728	78,775,066
OPTION PURCHASED – PUTS(b) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	January 2025	482.93	1,444	69,735,092	786,330
Total Options Purchased – Puts (Cost $3,009,561)				69,735,092	786,330
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Citibank, New York, 4.680%, 8/01/24(c)				$569,243	569,243
Total Short-Term Investments (Cost $569,243)					569,243
Total Investments – 108.5% (Cost $74,841,748)					80,130,639
Other assets less liabilities – (8.5)%					(6,236,284)
Net Assets – 100.0%					$73,894,355

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,444	$540.44	January 2025	$1,674,450	$78,039,536	$(5,406,076)
				$1,674,450	$78,039,536	$(5,406,076)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,444	$386.30	January 2025	$655,366	$55,781,720	$(215,676)
				$655,366	$55,781,720	$(215,676)
TOTAL OPTIONS WRITTEN				$2,329,816	$133,821,256	$(5,621,752)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment
(e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$78,775,066	$ —	$78,775,066
Option Purchased - Puts	—	786,330	—	786,330
Short-Term Investments
Time Deposits	569,243	—	—	569,243
Total Assets	$569,243	$79,561,396	$—	$80,130,639
Liabilities
Call Options Written	$—	$(5,406,076)	$—	$(5,406,076)
Put Options Written	—	(215,676)	—	(215,676)
Total Liabilities	$—	$(5,621,752)	$—	$(5,621,752)

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.0%
Options on ETF – 101.0%
SPDR S&P 500 ETF Trust	February 2025	$ 3.76	2,096	$788,096	$114,392,848
Total Options Purchased – Calls (Cost $105,913,236)				788,096	114,392,848
OPTION PURCHASED – PUTS(b) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	February 2025	508.03	2,096	106,483,088	1,907,632
Total Options Purchased – Puts (Cost $4,253,356)				106,483,088	1,907,632
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
JP Morgan Chase & Co., New York, 4.680%, 8/01/24(c)				$262,819	262,819
Total Short-Term Investments (Cost $262,819)					262,819
Total Investments – 102.9% (Cost $110,429,411)					116,563,299
Other assets less liabilities – (2.9)%					(3,341,896)
Net Assets – 100.0%					$113,221,403

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,096	$596.44	February 2025	$1,314,982	$125,013,824	$(2,122,745)
				$1,314,982	$125,013,824	$(2,122,745)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,096	$457.27	February 2025	$2,116,597	$95,843,792	$(904,738)
				$2,116,597	$95,843,792	$(904,738)
TOTAL OPTIONS WRITTEN				$3,431,579	$220,857,616	$(3,027,483)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$114,392,848	$ —	$114,392,848
Option Purchased - Puts	—	1,907,632	—	1,907,632
Short-Term Investments
Time Deposits	262,819	—	—	262,819
Total Assets	$262,819	$116,300,480	$—	$116,563,299
Liabilities
Call Options Written	$—	$(2,122,745)	$—	$(2,122,745)
Put Options Written	—	(904,738)	—	(904,738)
Total Liabilities	$—	$(3,027,483)	$—	$(3,027,483)

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 102.7%
Options on ETF – 102.7%
SPDR S&P 500 ETF Trust	February 2025	$ 3.81	3,694	$ 1,407,414	$201,588,561
Total Options Purchased – Calls (Cost $186,852,141)				1,407,414	201,588,561
OPTION PURCHASED – PUTS(b) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	February 2025	508.13	3,694	187,703,222	3,367,266
Total Options Purchased – Puts (Cost $7,757,882)				187,703,222	3,367,266
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Corporation, Tokyo, 4.680%, 8/01/24(c)				$534,915	534,915
Total Short-Term Investments (Cost $534,915)					534,915
Total Investments – 104.7% (Cost $195,144,938)					205,490,742
Other assets less liabilities – (4.7)%					(9,081,247)
Net Assets – 100.0%					$196,409,495

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,694	$572.25	February 2025	$4,369,560	$211,389,150	$(7,580,975)
				$4,369,560	$211,389,150	$(7,580,975)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,694	$406.46	February 2025	$1,984,614	$150,146,324	$(839,942)
				$1,984,614	$150,146,324	$(839,942)
TOTAL OPTIONS WRITTEN				$6,354,174	$361,535,474	$(8,420,917)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$201,588,561	$ —	$201,588,561
Option Purchased - Puts	—	3,367,266	—	3,367,266
Short-Term Investments
Time Deposits	534,915	—	—	534,915
Total Assets	$534,915	$204,955,827	$—	$205,490,742
Liabilities
Call Options Written	$—	$(7,580,975)	$—	$(7,580,975)
Put Options Written	—	(839,942)	—	(839,942)
Total Liabilities	$—	$(8,420,917)	$—	$(8,420,917)

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	March 2025	$ 3.87	2,112	$817,344	$114,978,188
Total Options Purchased – Calls (Cost $108,308,961)				817,344	114,978,188
OPTION PURCHASED – PUTS(b) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	March 2025	523.02	2,112	110,461,824	2,734,618
Total Options Purchased – Puts (Cost $4,778,293)				110,461,824	2,734,618
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 4.680%, 8/01/24(c)				$128,654	128,654
Total Short-Term Investments (Cost $128,654)					128,654
Total Investments – 102.4% (Cost $113,215,908)					117,841,460
Other assets less liabilities – (2.4)%					(2,818,336)
Net Assets – 100.0%					$115,023,124

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,112	$617.33	March 2025	$1,072,731	$130,380,096	$(1,281,942)
				$1,072,731	$130,380,096	$(1,281,942)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,112	$470.76	March 2025	$2,392,165	$99,424,512	$(1,293,283)
				$2,392,165	$99,424,512	$(1,293,283)
TOTAL OPTIONS WRITTEN				$3,464,896	$229,804,608	$(2,575,225)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment
(e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$114,978,188	$ —	$114,978,188
Option Purchased - Puts	—	2,734,618	—	2,734,618
Short-Term Investments
Time Deposits	128,654	—	—	128,654
Total Assets	$128,654	$117,712,806	$—	$117,841,460
Liabilities
Call Options Written	$—	$(1,281,942)	$—	$(1,281,942)
Put Options Written	—	(1,293,283)	—	(1,293,283)
Total Liabilities	$—	$(2,575,225)	$—	$(2,575,225)

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.7%
Options on ETF – 97.7%
SPDR S&P 500 ETF Trust	March 2025	$ 19.41	432	$838,512	$22,869,730
Total Options Purchased – Calls (Cost $23,300,584)				838,512	22,869,730
OPTION PURCHASED – PUTS(b) – 3.0%
Options on ETF – 3.0%
SPDR S&P 500 ETF Trust	March 2025	538.55	432	23,265,360	706,251
Total Options Purchased – Puts (Cost $1,215,418)				23,265,360	706,251
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 8/01/24(c)				$62,258	62,258
Total Short-Term Investments (Cost $62,258)					62,258
Total Investments – 101.0% (Cost $24,578,260)					23,638,239
Other assets less liabilities – (1.0)%					(230,747)
Net Assets – 100.0%					$23,407,492

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	432	$444.61	March 2025	$159,930	$19,207,152	$(184,464)
				$159,930	$19,207,152	$(184,464)
TOTAL OPTIONS WRITTEN				$159,930	$19,207,152	$(184,464)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment
(e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$22,869,730	$ —	$22,869,730
Option Purchased - Puts	—	706,251	—	706,251
Short-Term Investments
Time Deposits	62,258	—	—	62,258
Total Assets	$62,258	$23,575,981	$—	$23,638,239
Liabilities
Put Options Written	$(184,464)	$—	$—	$(184,464)
Total Liabilities	$(184,464)	$—	$—	$(184,464)

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.7%
Options on ETF – 100.7%
SPDR S&P 500 ETF Trust	March 2025	$ 3.92	5,987	$2,346,904	$325,905,937
Total Options Purchased – Calls (Cost $306,650,123)				2,346,904	325,905,937
OPTION PURCHASED – PUTS(b) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	March 2025	523.12	5,987	313,191,944	7,763,523
Total Options Purchased – Puts (Cost $14,230,644)				313,191,944	7,763,523
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Bank of Nova Scotia, Toronto, 4.680%, 8/01/24(c)				$624,143	624,143
Total Short-Term Investments (Cost $624,143)					624,143
Total Investments – 103.3% (Cost $321,504,910)					334,293,603
Other assets less liabilities – (3.3)%					(10,780,299)
Net Assets – 100.0%					$323,513,304

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,987	$591.80	March 2025	$6,292,105	$354,310,660	$(8,130,645)
				$6,292,105	$354,310,660	$(8,130,645)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,987	$418.46	March 2025	$3,714,208	$250,532,002	$(1,886,384)
				$3,714,208	$250,532,002	$(1,886,384)
TOTAL OPTIONS WRITTEN				$10,006,313	$604,842,662	$(10,017,029)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$325,905,937	$ —	$325,905,937
Option Purchased - Puts	—	7,763,523	—	7,763,523
Short-Term Investments
Time Deposits	624,143	—	—	624,143
Total Assets	$624,143	$333,669,460	$—	$334,293,603
Liabilities
Call Options Written	$—	$(8,130,645)	$—	$(8,130,645)
Put Options Written	—	(1,886,384)	—	(1,886,384)
Total Liabilities	$—	$(10,017,029)	$—	$(10,017,029)

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 102.3%
Options on ETF – 102.3%
SPDR S&P 500 ETF Trust	April 2025	$ 3.71	327	$ 121,317	$17,818,744
Total Options Purchased – Calls (Cost $16,298,221)				121,317	17,818,744
OPTION PURCHASED – PUTS(b) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	April 2025	501.93	327	16,413,111	339,488
Total Options Purchased – Puts (Cost $665,575)				16,413,111	339,488
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 4.680%, 8/01/24(c)				$8,767	8,767
Total Short-Term Investments (Cost $8,767)					8,767
Total Investments – 104.4% (Cost $16,972,563)					18,166,999
Other assets less liabilities – (4.4)%					(763,441)
Net Assets – 100.0%					$17,403,558

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	327	$589.78	April 2025	$241,765	$19,285,806	$(556,920)
				$241,765	$19,285,806	$(556,920)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	327	$451.78	April 2025	$337,376	$14,773,206	$(174,844)
				$337,376	$14,773,206	$(174,844)
TOTAL OPTIONS WRITTEN				$579,141	$34,059,012	$(731,764)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$17,818,744	$ —	$17,818,744
Option Purchased - Puts	—	339,488	—	339,488
Short-Term Investments
Time Deposits	8,767	—	—	8,767
Total Assets	$8,767	$18,158,232	$—	$18,166,999
Liabilities
Call Options Written	$—	$(556,920)	$—	$(556,920)
Put Options Written	—	(174,844)	—	(174,844)
Total Liabilities	$—	$(731,764)	$—	$(731,764)

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.3%
Options on ETF – 98.3%
SPDR S&P 500 ETF Trust	April 2025	$ 18.82	263	$494,966	$13,948,771
Total Options Purchased – Calls (Cost $14,205,379)				494,966	13,948,771
OPTION PURCHASED – PUTS(b) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	April 2025	517.04	263	13,598,152	336,829
Total Options Purchased – Puts (Cost $599,961)				13,598,152	336,829
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Canadian Imperial Bank of Commerce, Toronto, 4.680%, 8/01/24(c)				$21,331	21,331
Total Short-Term Investments (Cost $21,331)					21,331
Total Investments – 100.9% (Cost $14,826,671)					14,306,931
Other assets less liabilities – (0.9)%					(127,555)
Net Assets – 100.0%					$14,179,376

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	263	$426.68	April 2025	$90,511	$11,221,684	$(103,548)
				$90,511	$11,221,684	$(103,548)
TOTAL OPTIONS WRITTEN				$90,511	$11,221,684	$(103,548)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Equity Buffer15 Uncapped May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$13,948,771	$ —	$13,948,771
Option Purchased - Puts	—	336,829	—	336,829
Short-Term Investments
Time Deposits	21,331	—	—	21,331
Total Assets	$21,331	$14,285,600	$—	$14,306,931
Liabilities
Put Options Written	$—	$(103,548)	$—	$(103,548)
Total Liabilities	$—	$(103,548)	$—	$(103,548)

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 104.1%
Options on ETF – 104.1%
SPDR S&P 500 ETF Trust	April 2025	$ 3.76	1,082	$ 406,832	$58,954,674
Total Options Purchased – Calls (Cost $53,544,246)				406,832	58,954,674
OPTION PURCHASED – PUTS(b) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	April 2025	502.03	1,082	54,319,646	1,124,869
Total Options Purchased – Puts (Cost $2,368,010)				54,319,646	1,124,869
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 8/01/24(c)				$55,735	55,735
Total Short-Term Investments (Cost $55,735)					55,735
Total Investments – 106.2% (Cost $55,967,991)					60,135,278
Other assets less liabilities – (6.2)%					(3,522,322)
Net Assets – 100.0%					$56,612,956

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,082	$567.04	April 2025	$1,315,429	$61,353,728	$(3,100,622)
				$1,315,429	$61,353,728	$(3,100,622)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,082	$401.58	April 2025	$596,435	$43,450,956	$(319,439)
				$596,435	$43,450,956	$(319,439)
TOTAL OPTIONS WRITTEN				$1,911,864	$104,804,684	$(3,420,061)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$58,954,674	$ —	$58,954,674
Option Purchased - Puts	—	1,124,869	—	1,124,869
Short-Term Investments
Time Deposits	55,735	—	—	55,735
Total Assets	$55,735	$60,079,543	$—	$60,135,278
Liabilities
Call Options Written	$—	$(3,100,622)	$—	$(3,100,622)
Put Options Written	—	(319,439)	—	(319,439)
Total Liabilities	$—	$(3,420,061)	$—	$(3,420,061)

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.6%
Options on ETF – 100.6%
SPDR S&P 500 ETF Trust	May 2025	$ 3.90	482	$ 187,980	$26,266,210
Total Options Purchased – Calls (Cost $25,587,436)				187,980	26,266,210
OPTION PURCHASED – PUTS(b) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	May 2025	527.32	482	25,416,824	753,433
Total Options Purchased – Puts (Cost $949,300)				25,416,824	753,433
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
JP Morgan Chase & Co., New York, 4.680%, 8/01/24(c)				$30,087	30,087
Total Short-Term Investments (Cost $30,087)					30,087
Total Investments – 103.6% (Cost $26,566,823)					27,049,730
Other assets less liabilities – (3.6)%					(943,351)
Net Assets – 100.0%					$26,106,379

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	482	$612.65	May 2025	$370,606	$29,529,730	$(530,354)
				$370,606	$29,529,730	$(530,354)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	482	$474.63	May 2025	$431,516	$22,877,166	$(375,830)
				$431,516	$22,877,166	$(375,830)
TOTAL OPTIONS WRITTEN				$802,122	$52,406,896	$(906,184)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$26,266,210	$ —	$26,266,210
Option Purchased - Puts	—	753,433	—	753,433
Short-Term Investments
Time Deposits	30,087	—	—	30,087
Total Assets	$30,087	$27,019,643	$—	$27,049,730
Liabilities
Call Options Written	$—	$(530,354)	$—	$(530,354)
Put Options Written	—	(375,830)	—	(375,830)
Total Liabilities	$—	$(906,184)	$—	$(906,184)

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.7%
Options on ETF – 97.7%
SPDR S&P 500 ETF Trust	May 2025	$ 18.72	251	$469,872	$13,321,378
Total Options Purchased – Calls (Cost $12,848,732)				469,872	13,321,378
OPTION PURCHASED – PUTS(b) – 3.5%
Options on ETF – 3.5%
SPDR S&P 500 ETF Trust	May 2025	542.14	251	13,607,714	479,352
Total Options Purchased – Puts (Cost $599,530)				13,607,714	479,352
Total Investments – 101.2% (Cost $13,448,262)					13,800,730
Other assets less liabilities – (1.2)%					(168,361)
Net Assets – 100.0%					$13,632,369

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	251	$448.26	May 2025	$168,332	$11,251,326	$(139,807)
				$168,332	$11,251,326	$(139,807)
TOTAL OPTIONS WRITTEN				$168,332	$11,251,326	$(139,807)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$13,321,378	$ —	$13,321,378
Option Purchased - Puts	—	479,352	—	479,352
Total Assets	$—	$13,800,730	$—	$13,800,730
Liabilities
Put Options Written	$(139,807)	$—	$—	$(139,807)
Total Liabilities	$(139,807)	$—	$—	$(139,807)

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.3%
Options on ETF – 101.3%
SPDR S&P 500 ETF Trust	May 2025	$ 3.96	4,236	$ 1,677,456	$230,813,117
Total Options Purchased – Calls (Cost $222,923,546)				1,677,456	230,813,117
OPTION PURCHASED – PUTS(b) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	May 2025	527.42	4,236	223,415,112	6,630,399
Total Options Purchased – Puts (Cost $8,307,737)				223,415,112	6,630,399
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 4.680%, 8/01/24(c)				$213,476	213,476
Total Short-Term Investments (Cost $213,476)					213,476
Total Investments – 104.3% (Cost $231,444,759)					237,656,992
Other assets less liabilities – (4.3)%					(9,846,523)
Net Assets – 100.0%					$227,810,469

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,236	$592.24	May 2025	$5,678,024	$250,872,864	$(7,849,266)
				$5,678,024	$250,872,864	$(7,849,266)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,236	$421.90	May 2025	$2,012,107	$178,716,840	$(1,738,624)
				$2,012,107	$178,716,840	$(1,738,624)
TOTAL OPTIONS WRITTEN				$7,690,131	$429,589,704	$(9,587,890)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

44

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$230,813,117	$ —	$230,813,117
Option Purchased - Puts	—	6,630,399	—	6,630,399
Short-Term Investments
Time Deposits	213,476	—	—	213,476
Total Assets	$213,476	$237,443,516	$—	$237,656,992
Liabilities
Call Options Written	$—	$(7,849,266)	$—	$(7,849,266)
Put Options Written	—	(1,738,624)	—	(1,738,624)
Total Liabilities	$—	$(9,587,890)	$—	$(9,587,890)

45

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	June 2025	$ 4.03	2,104	$847,912	$113,937,912
Total Options Purchased – Calls (Cost $113,139,670)				847,912	113,937,912
OPTION PURCHASED – PUTS(b) – 4.0%
Options on ETF – 4.0%
SPDR S&P 500 ETF Trust	June 2025	544.17	2,104	114,493,368	4,574,096
Total Options Purchased – Puts (Cost $4,665,109)				114,493,368	4,574,096
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Australia & New Zealand Banking Group Ltd., London, 4.680%, 8/01/24(c)				$45,376	45,376
Total Short-Term Investments (Cost $45,376)					45,376
Total Investments – 103.1% (Cost $117,850,155)					118,557,384
Other assets less liabilities – (3.1)%					(3,603,036)
Net Assets – 100.0%					$114,954,348

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,104	$635.98	June 2025	$1,271,677	$133,810,192	$(1,300,272)
				$1,271,677	$133,810,192	$(1,300,272)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,104	$489.80	June 2025	$2,316,423	$103,053,920	$(2,253,384)
				$2,316,423	$103,053,920	$(2,253,384)
TOTAL OPTIONS WRITTEN				$3,588,100	$236,864,112	$(3,553,656)

*	Less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

47

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$113,937,912	$ —	$ —	$113,937,912
Option Purchased - Puts	4,574,096	—	—	4,574,096
Short-Term Investments
Time Deposits	45,376	—	—	45,376
Total Assets	$118,557,384	$—	$—	$118,557,384
Liabilities
Call Options Written	$(1,300,272)	$—	$—	$(1,300,272)
Put Options Written	(2,253,384)	—	—	(2,253,384)
Total Liabilities	$(3,553,656)	$—	$—	$(3,553,656)

48

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 96.6%
Options on ETF – 96.6%
SPDR S&P 500 ETF Trust	June 2025	$ 19.05	555	$1,057,275	$29,359,778
Total Options Purchased – Calls (Cost $29,341,533)				1,057,275	29,359,778
OPTION PURCHASED – PUTS(b) – 4.7%
Options on ETF – 4.7%
SPDR S&P 500 ETF Trust	June 2025	559.19	555	31,035,045	1,420,084
Total Options Purchased – Puts (Cost $1,399,551)				31,035,045	1,420,084
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 8/01/24(c)				$21,816	21,816
Total Short-Term Investments (Cost $21,816)					21,816
Total Investments – 101.4% (Cost $30,762,900)					30,801,678
Other assets less liabilities – (1.4)%					(432,428)
Net Assets – 100.0%					$30,369,250

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	555	$462.59	June 2025	$410,078	$25,673,745	$(418,209)
				$410,078	$25,673,745	$(418,209)
TOTAL OPTIONS WRITTEN				$410,078	$25,673,745	$(418,209)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

50

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,359,778	$ —	$29,359,778
Option Purchased - Puts	—	1,420,084	—	1,420,084
Short-Term Investments
Time Deposits	21,816	—	—	21,816
Total Assets	$21,816	$30,779,862	$—	$30,801,678
Liabilities
Put Options Written	$—	$(418,209)	$—	$(418,209)
Total Liabilities	$—	$(418,209)	$—	$(418,209)

51

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	June 2025	$ 4.08	5,170	$ 2,109,360	$280,891,425
Total Options Purchased – Calls (Cost $277,018,508)				2,109,360	280,891,425
OPTION PURCHASED – PUTS(b) – 3.9%
Options on ETF – 3.9%
SPDR S&P 500 ETF Trust	June 2025	544.27	5,170	281,387,590	10,930,414
Total Options Purchased – Puts (Cost $11,632,583)				281,387,590	10,930,414
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., London, 4.680%, 8/01/24(c)				$154,330	154,330
Total Short-Term Investments (Cost $154,330)					154,330
Total Investments – 103.4% (Cost $288,805,421)					291,976,169
Other assets less liabilities – (3.4)%					(9,544,441)
Net Assets – 100.0%					$282,431,728

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,170	$611.65	June 2025	$5,994,862	$316,223,050	$(6,566,159)
				$5,994,862	$316,223,050	$(6,566,159)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,170	$435.38	June 2025	$2,924,770	$225,091,460	$(2,812,635)
				$2,924,770	$225,091,460	$(2,812,635)
TOTAL OPTIONS WRITTEN				$8,919,632	$541,314,510	$(9,378,794)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

53

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$280,891,425	$ —	$280,891,425
Option Purchased - Puts	—	10,930,414	—	10,930,414
Short-Term Investments
Time Deposits	154,330	—	—	154,330
Total Assets	$154,330	$291,821,839	$—	$291,976,169
Liabilities
Call Options Written	$—	$(6,566,159)	$—	$(6,566,159)
Put Options Written	—	(2,812,635)	—	(2,812,635)
Total Liabilities	$—	$(9,378,794)	$—	$(9,378,794)

54

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	July 2025	$ 4.08	485	$197,880	$26,303,005
Total Options Purchased – Calls (Cost $26,304,873)				197,880	26,303,005
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	July 2025	550.75	485	26,711,375	1,171,760
Total Options Purchased – Puts (Cost $1,173,627)				26,711,375	1,171,760
				Principal
SHORT-TERM INVESTMENTS – 1.4%
Time Deposits – 1.4%
Skandinaviska Enskilda Banken AB, Stockholm, 4.680%, 8/01/24(c)				$360,653	360,653
Total Short-Term Investments (Cost $360,653)					360,653
Total Investments – 104.9% (Cost $27,839,153)					27,835,418
Other assets less liabilities – (4.9)%					(1,291,359)
Net Assets – 100.0%					$26,544,059

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	485	$638.77	July 2025	$359,943	$30,980,345	$(361,810)
				$359,943	$30,980,345	$(361,810)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	485	$495.73	July 2025	$594,198	$24,042,905	$(596,065)
				$594,198	$24,042,905	$(596,065)
TOTAL OPTIONS WRITTEN				$954,141	$55,023,250	$(957,875)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

56

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$26,303,005	$ —	$ —	$26,303,005
Option Purchased - Puts	1,171,760	—	—	1,171,760
Short-Term Investments
Time Deposits	360,653	—	—	360,653
Total Assets	$27,835,418	$—	$—	$27,835,418
Liabilities
Call Options Written	$(361,810)	$—	$—	$(361,810)
Put Options Written	(596,065)	—	—	(596,065)
Total Liabilities	$(957,875)	$—	$—	$(957,875)

57

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED − CALLS(b) − 95.7%
Options on ETF − 95.7%
SPDR S&P 500 ETF Trust	July 2025	$ 21.76	91	$198,016	$4,782,323
Total Options Purchased − Calls (Cost $4,782,674)				198,016	4,782,323
OPTION PURCHASED – PUTS(b) − 5.4%
Options on ETF − 5.4%
SPDR S&P 500 ETF Trust	July 2025	568.44	91	5,172,804	269,815
Total Options Purchased − Puts (Cost $270,165)				5,172,804	269,815
Total Investments − 101.1% (Cost $5,052,839)					5,052,138
Other assets less liabilities – (1.1)%					(53,189)
Net Assets – 100.0%					$4,998,949

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	91	$468.19	July 2025	$77,000	$4,260,529	$(77,350)
				$77,000	$4,260,529	$(77,350)
TOTAL OPTIONS WRITTEN				$77,000	$4,260,529	$(77,350)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

59

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$4,782,323	$ —	$4,782,323
Option Purchased - Puts	—	269,815	—	269,815
Total Assets	$—	$5,052,138	$—	$5,052,138
Liabilities
Put Options Written	$(77,350)	$—	$—	$(77,350)
Total Liabilities	$(77,350)	$—	$—	$(77,350)

60

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	July 2025	$ 4.13	1,719	$709,947	$93,217,932
Total Options Purchased – Calls (Cost $93,224,550)				709,947	93,217,932
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	July 2025	550.87	1,719	94,694,553	4,159,980
Total Options Purchased – Puts (Cost $4,166,598)				94,694,553	4,159,980
				Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 8/01/24(c)				$942,577	942,577
Total Short-Term Investments (Cost $942,577)					942,577
Total Investments – 104.6% (Cost $98,333,725)					98,320,489
Other assets less liabilities – (4.6)%					(4,311,415)
Net Assets – 100.0%					$94,009,074

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,719	$615.20	July 2025	$2,315,751	$105,752,880	$(2,322,369)
				$2,315,751	$105,752,880	$(2,322,369)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,719	$440.65	July 2025	$1,074,633	$75,747,735	$(1,081,251)
				$1,074,633	$75,747,735	$(1,081,251)
TOTAL OPTIONS WRITTEN				$3,390,384	$181,500,615	$(3,403,620)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

62

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$93,217,932	$ —	$ —	$93,217,932
Option Purchased - Puts	4,159,980	—	—	4,159,980
Short-Term Investments
Time Deposits	942,577	—	—	942,577
Total Assets	$98,320,489	$—	$—	$98,320,489
Liabilities
Call Options Written	$(2,322,369)	$—	$—	$(2,322,369)
Put Options Written	(1,081,251)	—	—	(1,081,251)
Total Liabilities	$(3,403,620)	$—	$—	$(3,403,620)

63

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 103.9%
Options on ETF – 103.9%
SPDR S&P 500 ETF Trust	August 2024	$ 3.33	236	$ 78,588	$12,938,311
Total Options Purchased – Calls (Cost $11,808,696)				78,588	12,938,311
OPTION PURCHASED – PUTS(b) – 0.0%*
Options on ETF – 0.0%*
SPDR S&P 500 ETF Trust	August 2024	450.30	236	10,627,080	5,437
Total Options Purchased – Puts (Cost $618,957)				10,627,080	5,437
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
JP Morgan Chase & Co., New York, 4.680%, 8/01/24(c)				$97,617	97,617
Total Short-Term Investments (Cost $97,617)					97,617
Total Investments – 104.7% (Cost $12,525,270)					13,041,365
Other assets less liabilities – (4.7)%					(587,151)
Net Assets – 100.0%					$12,454,214

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	236	$537.85	August 2024	$44,598	$12,693,260	$(479,224)
				$44,598	$12,693,260	$(479,224)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	236	$405.32	August 2024	$51,247	$9,565,552	$(2,551)
				$51,247	$9,565,552	$(2,551)
TOTAL OPTIONS WRITTEN				$95,845	$22,258,812	$(481,775)

*	Less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

65

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$12,938,311	$ —	$12,938,311
Option Purchased - Puts	—	5,437	—	5,437
Short-Term Investments
Time Deposits	97,617	—	—	97,617
Total Assets	$97,617	$12,943,748	$—	$13,041,365
Liabilities
Call Options Written	$—	$(479,224)	$—	$(479,224)
Put Options Written	—	(2,551)	—	(2,551)
Total Liabilities	$—	$(481,775)	$—	$(481,775)

66

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 108.8%
Options on ETF – 108.8%
SPDR S&P 500 ETF Trust	August 2024	$ 3.38	639	$215,982	$35,028,944
Total Options Purchased – Calls (Cost $32,194,641)				215,982	35,028,944
OPTION PURCHASED – PUTS(b) – 0.0%*
Options on ETF – 0.0%*
SPDR S&P 500 ETF Trust	August 2024	450.40	639	28,780,560	14,755
Total Options Purchased – Puts (Cost $1,741,652)				28,780,560	14,755
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 4.680%, 8/01/24(c)				$215,373	215,373
Total Short-Term Investments (Cost $215,373)					215,373
Total Investments – 109.5% (Cost $34,151,666)					35,259,072
Other assets less liabilities – (9.5)%					(3,052,930)
Net Assets – 100.0%					$32,206,142

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	639	$511.37	August 2024	$318,687	$32,676,543	$(2,803,127)
				$318,687	$32,676,543	$(2,803,127)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	639	$360.28	August 2024	$79,971	$23,021,892	$(3,502)
				$79,971	$23,021,892	$(3,502)
TOTAL OPTIONS WRITTEN				$398,658	$55,698,435	$(2,806,629)

*	Less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

68

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,028,944	$ —	$35,028,944
Option Purchased - Puts	—	14,755	—	14,755
Short-Term Investments
Time Deposits	215,373	—	—	215,373
Total Assets	$215,373	$35,043,699	$—	$35,259,072
Liabilities
Call Options Written	$—	$(2,803,127)	$—	$(2,803,127)
Put Options Written	—	(3,502)	—	(3,502)
Total Liabilities	$—	$(2,806,629)	$—	$(2,806,629)

69

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 109.4%
Options on ETF – 109.4%
SPDR S&P 500 ETF Trust	September 2024	$ 3.16	797	$ 251,852	$43,584,766
Total Options Purchased – Calls (Cost $39,771,775)				251,852	43,584,766
OPTION PURCHASED – PUTS(b) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	September 2024	427.44	797	34,066,968	38,997
Total Options Purchased – Puts (Cost $1,789,806)				34,066,968	38,997
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
DBS Bank Ltd., Singapore, 4.680%, 8/01/24(c)				$183,517	183,517
Total Short-Term Investments (Cost $183,517)					183,517
Total Investments – 110.0% (Cost $41,745,098)					43,807,280
Other assets less liabilities – (10.0)%					(3,987,345)
Net Assets – 100.0%					$39,819,935

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	797	$510.89	September 2024	$348,525	$40,717,933	$(3,723,727)
				$348,525	$40,717,933	$(3,723,727)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	797	$384.73	September 2024	$165,896	$30,662,981	$(20,045)
				$165,896	$30,662,981	$(20,045)
TOTAL OPTIONS WRITTEN				$514,421	$71,380,914	$(3,743,772)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

71

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$43,584,766	$ —	$43,584,766
Option Purchased - Puts	—	38,997	—	38,997
Short-Term Investments
Time Deposits	183,517	—	—	183,517
Total Assets	$183,517	$43,623,763	$—	$43,807,280
Liabilities
Call Options Written	$—	$(3,723,727)	$—	$(3,723,727)
Put Options Written	—	(20,045)	—	(20,045)
Total Liabilities	$—	$(3,743,772)	$—	$(3,743,772)

72

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 114.5%
Options on ETF – 114.5%
SPDR S&P 500 ETF Trust	September 2024	$ 3.21	2,635	$ 845,835	$144,084,619
Total Options Purchased – Calls (Cost $128,231,880)				845,835	144,084,619
OPTION PURCHASED – PUTS(b) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	September 2024	427.52	2,635	112,651,520	129,089
Total Options Purchased – Puts (Cost $5,995,086)				112,651,520	129,089
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 4.680%, 8/01/24(c)				$721,204	721,204
Total Short-Term Investments (Cost $721,204)					721,204
Total Investments – 115.2% (Cost $134,948,170)					144,934,912
Other assets less liabilities – (15.2)%					(19,144,476)
Net Assets – 100.0%					$125,790,436

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,635	$486.60	September 2024	$2,584,498	$128,219,100	$(18,300,655)
				$2,584,498	$128,219,100	$(18,300,655)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,635	$341.98	September 2024	$464,155	$90,111,730	$(35,177)
				$464,155	$90,111,730	$(35,177)
TOTAL OPTIONS WRITTEN				$3,048,653	$218,330,830	$(18,335,832)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

74

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$144,084,619	$ —	$144,084,619
Option Purchased - Puts	—	129,089	—	129,089
Short-Term Investments
Time Deposits	721,204	—	—	721,204
Total Assets	$721,204	$144,213,708	$—	$144,934,912
Liabilities
Call Options Written	$—	$(18,300,655)	$—	$(18,300,655)
Put Options Written	—	(35,177)	—	(35,177)
Total Liabilities	$—	$(18,335,832)	$—	$(18,335,832)

75

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 112.2%
Options on ETF – 112.2%
SPDR S&P 500 ETF Trust	October 2024	$ 3.09	209	$64,581	$11,434,659
Total Options Purchased – Calls (Cost $9,754,625)				64,581	11,434,659
OPTION PURCHASED – PUTS(b) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	October 2024	418.16	209	8,739,544	16,668
Total Options Purchased – Puts (Cost $450,263)				8,739,544	16,668
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
DBS Bank Ltd., Singapore, 4.680%, 8/01/24(c)				$57,145	57,145
Total Short-Term Investments (Cost $57,145)					57,145
Total Investments – 113.0% (Cost $10,262,033)					11,508,472
Other assets less liabilities – (13.0)%					(1,324,589)
Net Assets – 100.0%					$10,183,883

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	209	$500.49	October 2024	$109,026	$10,460,241	$(1,255,348)
				$109,026	$10,460,241	$(1,255,348)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	209	$376.38	October 2024	$84,885	$7,866,342	$(9,453)
				$84,885	$7,866,342	$(9,453)
TOTAL OPTIONS WRITTEN				$193,911	$18,326,583	$(1,264,801)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

77

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$11,434,659	$ —	$11,434,659
Option Purchased - Puts	—	16,668	—	16,668
Short-Term Investments
Time Deposits	57,145	—	—	57,145
Total Assets	$57,145	$11,451,327	$—	$11,508,472
Liabilities
Call Options Written	$—	$(1,255,348)	$—	$(1,255,348)
Put Options Written	—	(9,453)	—	(9,453)
Total Liabilities	$—	$(1,264,801)	$—	$(1,264,801)

78

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 117.6%
Options on ETF – 117.6%
SPDR S&P 500 ETF Trust	October 2024	$ 3.14	692	$ 217,288	$37,856,801
Total Options Purchased – Calls (Cost $32,296,934)				217,288	37,856,801
OPTION PURCHASED – PUTS(b) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	October 2024	418.24	692	28,942,208	55,249
Total Options Purchased – Puts (Cost $1,452,612)				28,942,208	55,249
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 8/01/24(c)				$152,337	152,337
Total Short-Term Investments (Cost $152,337)					152,337
Total Investments – 118.2% (Cost $33,901,883)					38,064,387
Other assets less liabilities – (18.2)%					(5,874,128)
Net Assets – 100.0%					$32,190,259

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	692	$476.89	October 2024	$817,004	$33,000,788	$(5,674,365)
				$817,004	$33,000,788	$(5,674,365)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	692	$334.56	October 2024	$154,368	$23,151,552	$(18,207)
				$154,368	$23,151,552	$(18,207)
TOTAL OPTIONS WRITTEN				$971,372	$56,152,340	$(5,692,572)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

80

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$37,856,801	$ —	$37,856,801
Option Purchased - Puts	—	55,249	—	55,249
Short-Term Investments
Time Deposits	152,337	—	—	152,337
Total Assets	$152,337	$37,912,050	$—	$38,064,387
Liabilities
Call Options Written	$—	$(5,674,365)	$—	$(5,674,365)
Put Options Written	—	(18,207)	—	(18,207)
Total Liabilities	$—	$(5,692,572)	$—	$(5,692,572)

81

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 106.3%
Options on ETF – 106.3%
SPDR S&P 500 ETF Trust	November 2024	$ 3.38	395	$133,510	$21,608,562
Total Options Purchased – Calls (Cost $19,477,538)				133,510	21,608,562
OPTION PURCHASED – PUTS(b) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	November 2024	456.35	395	18,025,825	85,403
Total Options Purchased – Puts (Cost $825,713)				18,025,825	85,403
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Citibank, New York, 4.680%, 8/01/24(c)				$156,671	156,671
Total Short-Term Investments (Cost $156,671)					156,671
Total Investments – 107.5% (Cost $20,459,922)					21,850,636
Other assets less liabilities – (7.5)%					(1,528,368)
Net Assets – 100.0%					$20,322,268

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	395	$538.32	November 2024	$181,455	$21,263,640	$(1,288,324)
				$181,455	$21,263,640	$(1,288,324)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	395	$410.76	November 2024	$208,811	$16,225,020	$(43,762)
				$208,811	$16,225,020	$(43,762)
TOTAL OPTIONS WRITTEN				$390,266	$37,488,660	$(1,332,086)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

83

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$21,608,562	$ —	$21,608,562
Option Purchased - Puts	—	85,403	—	85,403
Short-Term Investments
Time Deposits	156,671	—	—	156,671
Total Assets	$156,671	$21,693,965	$—	$21,850,636
Liabilities
Call Options Written	$—	$(1,288,324)	$—	$(1,288,324)
Put Options Written	—	(43,762)	—	(43,762)
Total Liabilities	$—	$(1,332,086)	$—	$(1,332,086)

84

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 110.5%
Options on ETF – 110.5%
SPDR S&P 500 ETF Trust	November 2024	$ 3.42	1,613	$551,646	$88,233,181
Total Options Purchased – Calls (Cost $78,510,920)				551,646	88,233,181
OPTION PURCHASED – PUTS(b) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	November 2024	456.45	1,613	73,625,385	349,311
Total Options Purchased – Puts (Cost $3,432,017)				73,625,385	349,311
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
DBS Bank Ltd., Singapore, 4.680%, 8/01/24(c)				$350,790	350,790
Total Short-Term Investments (Cost $350,790)					350,790
Total Investments – 111.3% (Cost $82,293,727)					88,933,282
Other assets less liabilities – (11.3)%					(9,029,174)
Net Assets – 100.0%					$79,904,108

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,613	$513.45	November 2024	$1,512,007	$82,819,485	$(8,484,106)
				$1,512,007	$82,819,485	$(8,484,106)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,613	$365.12	November 2024	$532,532	$58,893,856	$(98,683)
				$532,532	$58,893,856	$(98,683)
TOTAL OPTIONS WRITTEN				$2,044,539	$141,713,341	$(8,582,789)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

86

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$88,233,181	$ —	$88,233,181
Option Purchased - Puts	—	349,311	—	349,311
Short-Term Investments
Time Deposits	350,790	—	—	350,790
Total Assets	$350,790	$88,582,492	$—	$88,933,282
Liabilities
Call Options Written	$—	$(8,484,106)	$—	$(8,484,106)
Put Options Written	—	(98,683)	—	(98,683)
Total Liabilities	$—	$(8,582,789)	$—	$(8,582,789)

87

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.5%
Options on ETF – 99.5%
SPDR S&P 500 ETF Trust	December 2024	$ 4.03	2,301	$927,303	$125,234,226
Total Options Purchased – Calls (Cost $123,816,560)				927,303	125,234,226
OPTION PURCHASED – PUTS(b) – 2.6%
Options on ETF – 2.6%
SPDR S&P 500 ETF Trust	December 2024	544.17	2,301	125,213,517	3,235,206
Total Options Purchased – Puts (Cost $3,542,505)				125,213,517	3,235,206
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 4.680%, 8/01/24(c)				$497,381	497,381
Total Short-Term Investments (Cost $497,381)					497,381
Total Investments – 102.5% (Cost $127,856,446)					128,966,813
Other assets less liabilities – (2.5)%					(3,110,936)
Net Assets – 100.0%					$125,855,877

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,301	$586.29	December 2024	$1,661,423	$134,905,329	$(1,891,422)
				$1,661,423	$134,905,329	$(1,891,422)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,301	$489.80	December 2024	$1,254,792	$112,702,980	$(1,164,306)
				$1,254,792	$112,702,980	$(1,164,306)
TOTAL OPTIONS WRITTEN				$2,916,215	$247,608,309	$(3,055,728)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

89

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$125,234,226	$ —	$ —	$125,234,226
Option Purchased - Puts	3,235,206	—	—	3,235,206
Short-Term Investments
Time Deposits	497,381	—	—	497,381
Total Assets	$128,966,813	$—	$—	$128,966,813
Liabilities
Call Options Written	$(1,891,422)	$—	$—	$(1,891,422)
Put Options Written	(1,164,306)	—	—	(1,164,306)
Total Liabilities	$(3,055,728)	$—	$—	$(3,055,728)

90

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	January 2025	$ 4.08	232	$ 94,656	$12,635,184
Total Options Purchased – Calls (Cost $12,636,077)				94,656	12,635,184
OPTION PURCHASED – PUTS(b) – 3.1%
Options on ETF – 3.1%
SPDR S&P 500 ETF Trust	January 2025	550.75	232	12,777,400	392,776
Total Options Purchased – Puts (Cost $393,669)				12,777,400	392,776
				Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Citibank, New York, 4.680%, 8/01/24(c)				$133,202	133,202
Total Short-Term Investments (Cost $133,202)					133,202
Total Investments – 103.3% (Cost $13,162,948)					13,161,162
Other assets less liabilities – (3.3)%					(419,153)
Net Assets – 100.0%					$12,742,009

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	232	$593.88	January 2025	$192,827	$13,778,016	$(193,720)
				$192,827	$13,778,016	$(193,720)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	232	$495.73	January 2025	$149,211	$11,500,936	$(150,104)
				$149,211	$11,500,936	$(150,104)
TOTAL OPTIONS WRITTEN				$342,038	$25,278,952	$(343,824)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

92

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$12,635,184	$ —	$12,635,184
Option Purchased - Puts	—	392,776	—	392,776
Short-Term Investments
Time Deposits	133,202	—	—	133,202
Total Assets	$133,202	$13,027,960	$—	$13,161,162
Liabilities
Call Options Written	$—	$(193,720)	$—	$(193,720)
Put Options Written	—	(150,104)	—	(150,104)
Total Liabilities	$—	$(343,824)	$—	$(343,824)

93

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.8%
Options on ETF – 101.8%
SPDR S&P 500 ETF Trust	August 2024	$ 3.76	554	$ 208,304	$30,348,436
Total Options Purchased – Calls (Cost $27,727,470)				208,304	30,348,436
OPTION PURCHASED – PUTS(b) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	August 2024	508.03	554	28,144,862	55,627
Total Options Purchased – Puts (Cost $875,495)				28,144,862	55,627
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
DBS Bank Ltd., Singapore, 4.680%, 8/01/24(c)				$228,262	228,262
Total Short-Term Investments (Cost $228,262)					228,262
Total Investments – 102.8% (Cost $28,831,227)					30,632,325
Other assets less liabilities – (2.8)%					(821,527)
Net Assets – 100.0%					$29,810,798

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	554	$548.57	August 2024	$276,025	$30,390,778	$(689,231)
				$276,025	$30,390,778	$(689,231)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	554	$457.27	August 2024	$294,616	$25,332,758	$(14,570)
				$294,616	$25,332,758	$(14,570)
TOTAL OPTIONS WRITTEN				$570,641	$55,723,536	$(703,801)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

94

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

95

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$30,348,436	$ —	$30,348,436
Option Purchased - Puts	—	55,627	—	55,627
Short-Term Investments
Time Deposits	228,262	—	—	228,262
Total Assets	$228,262	$30,404,063	$—	$30,632,325
Liabilities
Call Options Written	$—	$(689,231)	$—	$(689,231)
Put Options Written	—	(14,570)	—	(14,570)
Total Liabilities	$—	$(703,801)	$—	$(703,801)

96

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	September 2024	$ 3.87	1,823	$705,501	$99,564,403
Total Options Purchased – Calls (Cost $94,620,139)				705,501	99,564,403
OPTION PURCHASED – PUTS(b) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	September 2024	523.02	1,823	95,346,546	746,956
Total Options Purchased – Puts (Cost $2,709,821)				95,346,546	746,956
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
JP Morgan Chase & Co., New York, 4.680%, 8/01/24(c)				$513,981	513,981
Total Short-Term Investments (Cost $513,981)					513,981
Total Investments – 101.8% (Cost $97,843,941)					100,825,340
Other assets less liabilities – (1.8)%					(1,735,058)
Net Assets – 100.0%					$99,090,282

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,823	$564.60	September 2024	$1,117,711	$102,926,580	$(1,331,009)
				$1,117,711	$102,926,580	$(1,331,009)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,823	$470.76	September 2024	$834,161	$85,819,548	$(193,110)
				$834,161	$85,819,548	$(193,110)
TOTAL OPTIONS WRITTEN				$1,951,872	$188,746,128	$(1,524,119)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

98

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$99,564,403	$ —	$99,564,403
Option Purchased - Puts	—	746,956	—	746,956
Short-Term Investments
Time Deposits	513,981	—	—	513,981
Total Assets	$513,981	$100,311,359	$—	$100,825,340
Liabilities
Call Options Written	$—	$(1,331,009)	$—	$(1,331,009)
Put Options Written	—	(193,110)	—	(193,110)
Total Liabilities	$—	$(1,524,119)	$—	$(1,524,119)

99

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 104.0%
Options on ETF – 104.0%
SPDR S&P 500 ETF Trust	October 2024	$ 3.71	150	$ 55,650	$8,197,524
Total Options Purchased – Calls (Cost $7,579,866)				55,650	8,197,524
OPTION PURCHASED – PUTS(b) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	October 2024	501.93	150	7,528,950	52,899
Total Options Purchased – Puts (Cost $194,408)				7,528,950	52,899
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 4.680%, 8/01/24(c)				$22,940	22,940
Total Short-Term Investments (Cost $22,940)					22,940
Total Investments – 105.0% (Cost $7,797,214)					8,273,363
Other assets less liabilities – (5.0)%					(395,452)
Net Assets – 100.0%					$7,877,911

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	150	$543.69	October 2024	$153,332	$ 8,155,350	$(362,513)
				$153,332	$8,155,350	$(362,513)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	150	$451.78	October 2024	$70,280	$6,776,700	$(19,913)
				$70,280	$6,776,700	$(19,913)
TOTAL OPTIONS WRITTEN				$223,612	$14,932,050	$(382,426)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

101

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,197,524	$ —	$8,197,524
Option Purchased - Puts	—	52,899	—	52,899
Short-Term Investments
Time Deposits	22,940	—	—	22,940
Total Assets	$22,940	$8,250,423	$—	$8,273,363
Liabilities
Call Options Written	$—	$(362,513)	$—	$(362,513)
Put Options Written	—	(19,913)	—	(19,913)
Total Liabilities	$—	$(382,426)	$—	$(382,426)

102

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 101.2%
Options on ETF – 101.2%
SPDR S&P 500 ETF Trust	November 2024	$ 3.90	3,219	$1,255,410	$175,760,619
Total Options Purchased – Calls (Cost $179,263,769)				1,255,410	175,760,619
OPTION PURCHASED – PUTS(b) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	November 2024	527.32	3,219	169,744,308	2,687,865
Total Options Purchased – Puts (Cost $3,946,238)				169,744,308	2,687,865
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 4.680%, 8/01/24(c)				$773,888	773,888
Total Short-Term Investments (Cost $773,888)					773,888
Total Investments – 103.1% (Cost $183,983,895)					179,222,372
Other assets less liabilities – (3.1)%					(5,401,335)
Net Assets – 100.0%					$173,821,037

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,219	$567.82	November 2024	$2,955,332	$182,781,258	$(4,319,898)
				$2,955,332	$182,781,258	$(4,319,898)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,219	$474.63	November 2024	$738,484	$152,783,397	$(936,729)
				$738,484	$152,783,397	$(936,729)
TOTAL OPTIONS WRITTEN				$3,693,816	$335,564,655	$(5,256,627)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

104

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$175,760,619	$ —	$ —	$175,760,619
Option Purchased - Puts	2,687,865	—	—	2,687,865
Short-Term Investments
Time Deposits	773,888	—	—	773,888
Total Assets	$179,222,372	$—	$—	$179,222,372
Liabilities
Call Options Written	$(4,319,898)	$—	$—	$(4,319,898)
Put Options Written	(936,729)	—	—	(936,729)
Total Liabilities	$(5,256,627)	$—	$—	$(5,256,627)

105

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.5%
Options on ETF – 99.5%
SPDR S&P 500 ETF Trust	December 2024	$ 4.14	136	$56,304	$ 7,408,040
Total Options Purchased – Calls (Cost $7,305,083)				56,304	7,408,040
OPTION PURCHASED – PUTS(b) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	December 2024	517.01	136	7,031,336	115,109
Total Options Purchased – Puts (Cost $125,916)				7,031,336	115,109
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Skandinaviska Enskilda Banken AB, Stockholm, 4.680%, 8/01/24(c)				$33,592	33,592
Total Short-Term Investments (Cost $33,592)					33,592
Total Investments – 101.5% (Cost $7,464,591)					7,556,741
Other assets less liabilities – (1.5)%					(109,098)
Net Assets – 100.0%					$7,447,643

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	136	$589.23	December 2024	$84,340	$8,013,528	$(104,077)
				$84,340	$8,013,528	$(104,077)
TOTAL OPTIONS WRITTEN				$84,340	$8,013,528	$(104,077)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

107

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$7,408,040	$ —	$7,408,040
Option Purchased - Puts	—	115,109	—	115,109
Short-Term Investments
Time Deposits	33,592	—	—	33,592
Total Assets	$33,592	$7,523,149	$—	$7,556,741
Liabilities
Call Options Written	$—	$(104,077)	$—	$(104,077)
Total Liabilities	$—	$(104,077)	$—	$(104,077)

108

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
July 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.3%
Options on ETF – 100.3%
SPDR S&P 500 ETF Trust	September 2024	$ 3.98	1,377	$548,046	$75,190,809
Total Options Purchased – Calls (Cost $69,051,335)				548,046	75,190,809
OPTION PURCHASED – PUTS(b) - 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	September 2024	496.92	1,377	68,425,884	264,770
Total Options Purchased – Puts (Cost $1,669,406)				68,425,884	264,770
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits - 0.5%
Citibank, New York, 4.680%, 8/01/24(c)				$387,292	387,292
Total Short-Term Investments (Cost $387,292)					387,292
Total Investments – 101.2% (Cost $71,108,033)					75,842,871
Other assets less liabilities – (1.2)%					(906,525)
Net Assets – 100.0%					$74,936,346

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2024
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,377	$569.15	September 2024	$287,887	$78,371,955	$(756,069)
				$287,887	$78,371,955	$(756,069)
TOTAL OPTIONS WRITTEN				$287,887	$78,371,955	$(756,069)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2024.

The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

110

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2024 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2024:
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$75,190,809	$ —	$75,190,809
Option Purchased - Puts	—	264,770	—	264,770
Short-Term Investments
Time Deposits	387,292	—	—	387,292
Total Assets	$387,292	$75,455,579	$—	$75,842,871
Liabilities
Call Options Written	$—	$(756,069)	$—	$(756,069)
Total Liabilities	$—	$(756,069)	$—	$(756,069)

111